Employee Benefits and Private Pension Plan (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Post-employment benefits

The amounts related to such benefits were determined based on a valuation conducted by an independent actuary and reviewed by management as of December 31, 2018.

	12/31/2018	12/31/2017
Health and dental care plan (1)	112,628	99,767
Indemnification of FGTS	83,781	81,831
Seniority bonus	37,397	40,254
Life insurance (1)	16,009	15,671

Total	249,815	237,523

Current	45,655	30,059
Non-current	204,160	207,464

(1)	Only IPP and CBLSA.

Changes in provision for post-employment benefits

Changes in the present value of the provision for post-employment benefits are as follows:

	12/31/2018	12/31/2017
Opening balance	237,523	144,751
Current service cost	6,092	7,664
Interest cost	21,466	15,754
Actuarial (gains) losses from changes in actuarial assumptions	7,934	36,120
Benefits paid directly by Company and its subsidiaries	(23,604)	(11,368)
Opening balance CBL S.A. (see Note 3.c)	—	44,478
Exchange rate from foreign subsidiaries	404	124

Ending balance	249,815	237,523

Post-employment benefit expense

The expense of the year is presented below:

	2018	2017	2016
Health and dental care plan	9,559	164	3,065
Indemnification of FGTS	11,159	14,828	9,068
Seniority bonus	5,460	6,883	4,455
Life insurance	1,380	1,543	1,586

Total	27,558	23,418	18,174

Significant actuarial assumptions adopted

Economic factors	12/31/2018 % p.a.	12/31/2017 % p.a.
Discount rate for the actuarial obligation at present value	9.00	9.51
Average projected salary growth rate	7.85	8.38
Inflation rate (long term)	4.00	4.50
Growth rate of medical services	8.16	8.68

Sensitivity analysis
12/31/2018
Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p	17,500	decrease by 1.0 p.p	20,547
Wage growth rate	decrease by 1.0 p.p	2,127	increase by 1.0 p.p	2,344
Medical services growth rate	decrease by 1.0 p.p	12,002	increase by 1.0 p.p	14,201

12/31/2017
Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p	10,237	decrease by 1.0 p.p	11,690
Wage growth rate	decrease by 1.0 p.p	2,807	increase by 1.0 p.p	3,103
Medical services growth rate	decrease by 1.0 p.p	3,837	increase by 1.0 p.p	4,413